Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	explanatory note This proxy statement supplement (the “Supplement”) supplements and amends the definitive proxy statement on Schedule 14A (the “Proxy Statement”) filed with the Securities and Exchange Commission by Chevron Corporation (the “Company”) on April 10, 2024. Following the filing of the Proxy Statement, it was determined that the Summary Compensation Table included in the “Executive Compensation” section of the Proxy Statement inadvertently understated perquisite compensation for A. N. Hearne, Executive Vice President of the Company, in the amount of $608,245, comprising expatriate & tax equalization benefits related to restricted stock units awarded to him under the Chevron Corporation Long-Term Incentive Plan. Following the adjustment, the total expatriate & tax equalization benefits for Mr. Hearne in 2023 increased from $1,217,892 to $1,826,137. All of our employees on expatriate assignments are entitled to expatriate and tax equalization benefits, which have been consistently administered and are intended to place expatriate employees in a similar net tax position as a similarly compensated employee in their home country. As discussed in the Proxy Statement, we do not pay tax gross-ups to our Named Executive Officers (NEOs). We do provide standard expatriate packages, which include tax equalization payments, to all employees of the Company who serve on overseas assignments, including executive officers. This Supplement is being filed to correct this error by (i) reproducing the Summary Compensation Table, originally set forth on page 75 of the Proxy Statement, with changes to update the fiscal year 2023 information for Mr. Hearne with respect to his “All Other Compensation” and “Total” compensation amounts and revising footnote 6 to the Summary Compensation Table, and (ii) as a result of the changes to the Summary Compensation Table, reproducing the “Pay Versus Performance” section of the Proxy Statement, originally set forth on pages 98 through 101 of the Proxy Statement, with changes to update the “Average Summary Compensation Table Total for Non-CEO NEOs” and “Average Compensation Actually Paid to Non-CEO NEOs.” This corrected information is provided below and replaces the information originally included in the Proxy Statement in its entirety. Except as specifically discussed in this Explanatory Note, this Supplement does not otherwise modify or update any other disclosures presented in the Proxy Statement. This Supplement should be read with the Proxy Statement, and, from and after the date of this Supplement, any references to the “Proxy Statement” shall be deemed to include the Proxy Statement as amended by this Supplement. If you have already voted by Internet, telephone, or by mail, you do not need to take any action unless you wish to change your vote. Proxy voting instructions already returned by stockholders (via Internet, telephone, or mail) will remain valid and will be voted at the Annual Meeting unless revoked. Important information regarding how to vote your shares and revoke proxies already cast is available in the Proxy Statement under the caption “Voting and Additional Information.”
Entity Information [Line Items]
Entity Registrant Name	CHEVRON CORPORATION
Entity Central Index Key	0000093410